Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42039
Entity Registrant Name	Viking Holdings Ltd
Entity Central Index Key	0001745201
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	VIK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Ernst & Young AS
Auditor Location	Oslo, Norway
Auditor Firm ID	1572
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Viking Holdings Ltd (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, other comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 3, 2026 expressed an unqualified opinion thereon.

Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	317,907,301
Special Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	127,771,124
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Leah Talactac
Entity Address, Address Line One	5700 Canoga Avenue
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	818
Local Phone Number	227-1234